IFRS 7 - Disclosure - Market Risk - Sensitivity of Pre-Tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (1,510)	$ (1,625)	$ (1,510)	$ (1,876)
NII Sensitivity	2,101	2,299	2,101	1,926
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	329	143	329	277
NII Sensitivity	$ (927)	$ (934)	(927)	$ (872)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity			49
NII Sensitivity			1,037
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity			(189)
NII Sensitivity			(551)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity			(1,559)
NII Sensitivity			1,064
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity			518
NII Sensitivity			$ (376)